Amount Due from/(to) Related Parties (Details) - USD ($) $ in Thousands	Dec. 25, 2025	Mar. 28, 2023
Energy Science Artist Holding Limited [Member]
Amount Due from/(to) Related Parties (Details) [Line Items]
Consideration amount	$ 0	$ 0